UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2009

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2009 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 17, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 17, 2009

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: December 17, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS
AS OF OCTOBER 31, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.53% of Total Net Assets
254,929 Troy Oz.	Gold bullion (a)	$265,049,860
560,000 Coins	One-ounce gold coins (a)	602,103,600

	Total Gold Assets (identified cost $644,760,489)	$867,153,460

	SILVER ASSETS — 4.70% of Total Net Assets
12,580,129 Troy Oz.	Silver bullion (a)	$204,376,772
379 Bags	Silver coins (a)	4,261,271

	Total Silver Assets (identified cost $174,830,293)	$208,638,043

Principal Amount
	SWISS FRANC ASSETS — 9.63% of Total Net Assets
CHF 13,456,456	Swiss francs in interest-bearing bank accounts	$13,137,863

CHF 45,000,000	3.500% Swiss Confederation Bonds, 08-07-10	$45,054,918
CHF 45,000,000	4.000% Swiss Confederation Bonds, 06-10-11	46,386,136
CHF 50,000,000	2.750% Swiss Confederation Bonds, 06-10-12	51,305,834
CHF 50,000,000	4.000% Swiss Confederation Bonds, 02-11-13	53,502,563
CHF 50,000,000	4.250% Swiss Confederation Bonds, 01-06-14	54,820,600
CHF 50,000,000	3.750% Swiss Confederation Bonds, 06-10-15	54,620,454
CHF 50,000,000	2.500% Swiss Confederation Bonds, 03-12-16	51,628,021
CHF 50,000,000	4.250% Swiss Confederation Bonds, 06-05-17	57,134,489

	Total Swiss Confederation bonds	$414,453,015

	Total Swiss Franc Assets (identified cost $380,924,274)	$427,590,878

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 15.77% of Total Net Assets

	NATURAL RESOURCES — 8.68% of Total Net Assets
450,000	BHP Billiton, Ltd. (b)	$29,511,000
500,000	BP, p.l.c. (b)	28,310,000
1,000,000	Cameco Corporation	27,210,000
400,000	Chevron Corporation	30,616,000
550,000	ConocoPhillips	27,599,000
400,000	Devon Energy Corporation	25,884,000
1,000,000	Forest Oil Corporation (a)	19,600,000
500,000	Freeport-McMoRan Copper & Gold, Inc.	36,680,000
1,500,000	Mariner Energy, Inc. (a)	19,110,000
900,000	Patriot Coal Corporation (a)	10,170,000
750,000	Peabody Energy Corporation	29,692,500
800,000	Plains Exploration & Production Company (a)	21,200,000
1,300,000	Vale S.A. (b)	33,137,000
600,000	Weyerhaeuser Company	21,804,000
600,000	XTO Energy, Inc.	24,936,000

		$385,459,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 7.09% of Total Net Assets
400,000	AMB Property Corporation	$8,792,000
400,000	AvalonBay Communities, Inc.	27,512,000
500,000	Boston Properties, Inc.	30,385,000
700,000	BRE Properties, Inc. Class A	19,061,000
400,000	Corporate Office Properties Trust	13,276,000
400,000	Digital Realty Trust, Inc.	18,052,000
1,800,000	Duke Realty Corporation	20,232,000
1,200,000	Equity One, Inc.	17,904,000
450,000	Federal Realty Investment Trust	26,563,500
1,400,000	Kimco Realty Corporation	17,696,000
900,000	Pennsylvania Real Estate Investment Trust	6,597,000
2,000,000	Prologis	22,660,000
200,000	Texas Pacific Land Trust	5,668,000
1,800,000	UDR, Inc.	25,884,000
100,000	Urstadt Biddle Properties, Inc.	1,430,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,477,000
502,191	Vornado Realty Trust	29,910,496
800,000	Washington Real Estate Investment Trust	21,360,000

		$314,459,996

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $768,305,531)	$699,919,496

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 14.94% of Total Net Assets

	CHEMICALS — .88% of Total Net Assets
225,000	Air Products & Chemicals, Inc.	$17,354,250
3,000,000	Chemtura Corporation (a)	2,880,000
400,000	Mosaic Company	18,692,000

		$38,926,250

	COMPUTER SOFTWARE — .75% of Total Net Assets
775,000	Autodesk, Inc. (a)	$19,320,750
800,000	Symantec Corporation (a)	14,064,000

		$33,384,750

	CONSTRUCTION — .73% of Total Net Assets
400,000	Fluor Corporation	$17,768,000
800,000	Ryland Group, Inc.	14,840,000

		$32,608,000

	DATA PROCESSING — .82% of Total Net Assets
700,000	Agilent Technologies, Inc. (a)	$17,318,000
400,000	Hewlett-Packard Company	18,984,000

		$36,302,000

	ELECTRICAL & ELECTRONICS — .70% of Total Net Assets
800,000	Intel Corporation	$15,288,000
900,000	National Semiconductor Corporation	11,646,000
650,000	Sanmina SCI Corporation (a)	4,173,000

		$31,107,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.16% of Total Net Assets
775,000	CBS Corporation Class A	$9,145,000
600,000	Disney (Walt) Company	16,422,000
700,000	Viacom, Inc. Class A (a)	20,426,000
100,000	Wynn Resorts, Ltd. (a)	5,422,000

		$51,415,000

	FINANCIAL SERVICES — 1.90% of Total Net Assets
500,000	Bank of New York Mellon Corporation	$13,330,000
1,500,000	Janus Capital Group, Inc.	19,680,000
650,000	Morgan Stanley	20,878,000
800,000	Schwab (Charles) Corporation	13,872,000
400,000	State Street Corporation	16,792,000

		$84,552,000

	MANUFACTURING — 1.93% of Total Net Assets
750,000	Harley-Davidson, Inc.	$18,690,000
450,000	Illinois Tool Works, Inc.	20,664,000
900,000	Mattel, Inc.	17,037,000
172,000	NACCO Industries, Inc. Class A	10,251,200
8,000	NACCO Industries, Inc. Class B	476,800
350,000	Parker-Hannifin Corporation	18,536,000

		$85,655,000

	OIL & GAS — .69% of Total Net Assets
1,100,000	Frontier Oil Corporation	$15,246,000
3,000,000	Parker Drilling Company (a)	15,600,000

		$30,846,000

	PHARMACEUTICALS — 1.40% of Total Net Assets
350,000	Amgen, Inc. (a)	$18,805,500
300,000	Celgene Corporation (a)	15,315,000
300,000	Genzyme Corporation (a)	15,180,000
300,000	Gilead Sciences, Inc. (a)	12,765,000

		$62,065,500

	RETAIL — .96% of Total Net Assets
350,000	Costco Wholesale Corporation	$19,897,500
1,200,000	Williams-Sonoma, Inc.	22,536,000

		$42,433,500

	TELECOMMUNICATIONS — .78% of Total Net Assets
700,000	Juniper Networks, Inc. (a)	$17,857,000
400,000	Qualcomm, Inc.	16,564,000

		$34,421,000

	TRANSPORTATION — 1.15% of Total Net Assets
550,000	Alexander & Baldwin, Inc.	$15,856,500
250,000	FedEx Corporation	18,172,500
700,000	Kansas City Southern (a)	16,961,000

		$50,990,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 1.09% of Total Net Assets
200,000	Lockheed Martin Corporation	$13,758,000
400,000	Nucor Corporation	15,940,000
1,200,000	Temple-Inland, Inc.	18,540,000

		$48,238,000

	Total Aggressive Growth Stock Investments (identified cost $710,887,487)	$662,944,000

Principal Amount
	DOLLAR ASSETS — 34.49% of Total Net Assets

	CORPORATE BONDS — 1.39% of Total Net Assets
$5,130,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$5,553,076
1,250,000	4.125% Air Products & Chemicals, Inc.,12-01-10	1,284,555
3,825,000	6.950% American Home Products Corporation, 03-15-11	4,111,099
500,000	4.000% Amgen, Inc., 11-18-09	500,735
900,000	8.500% Arden Realty Limited Partnership, 11-15-10	958,403
500,000	7.150% Avon Products, Inc., 11-15-09	501,055
750,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	755,775
750,000	5.400% Boeing Capital Corporation, 11-30-09	752,811
2,350,000	6.750% Campbell Soup Company, 02-15-11	2,521,691
3,250,000	6.550% Chugach Electric Association, Inc., 03-15-11	3,434,782
2,750,000	5.250% Cisco Systems, Inc., 02-22-11	2,907,810
1,500,000	6.800% Disney (Walt) Company, 06-28-10	1,553,853
1,750,000	6.875% Ecolab, Inc., 02-01-11	1,877,853
1,250,000	6.125% General Electric Capital Corporation, 02-22-11	1,325,580
2,500,000	5.500% Halliburton Company, 10-15-10	2,618,525
1,000,000	7.500% Honeywell International, Inc., 03-01-10	1,023,820
1,000,000	8.250% Lowe’s Companies, Inc., 06-01-10	1,045,861
3,000,000	6.000% McDonald’s Corporation, 04-15-11	3,195,323
3,250,000	1.875% Merck & Company, Inc., 06-30-11	3,300,778
4,225,000	5.050% Morgan Stanley, 01-21-11	4,391,178
1,250,000	6.625% Northern Illinois Gas Company, 02-01-11	1,319,082
1,000,000	7.450% Northwest Natural Gas Company, 12-10-10	1,061,537
500,000	8.000% NSTAR, 02-15-10	509,884
1,500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	1,575,663
5,835,000	5.625% PepsiAmericas, Inc., 05-31-11	6,232,021
1,500,000	8.750% Phillips Petroleum Company, 05-25-10	1,566,722
750,000	5.000% Stanley Works, 03-15-10	763,286
1,750,000	4.375% United Technologies Corporation, 05-01-10	1,786,596
2,500,000	7.250% Verizon Global Funding Corporation, 12-01-10	2,664,687
750,000	4.000% Wal-Mart Stores, Inc., 01-15-10	754,808

		$61,848,849

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 32.44% of Total Net Assets
$100,000,000	United States Treasury bond strips (Principal only) 3.548%, 05-15-18 (c)	$74,054,687
100,000,000	United States Treasury bond strips (Principal only) 3.810%, 02-15-20 (c)	67,812,498
100,000,000	United States Treasury bonds 7.250%, 05-15-16	126,109,375
100,000,000	United States Treasury bonds 9.000%, 11-15-18	144,156,250
100,000,000	United States Treasury bonds 6.250%, 08-15-23	124,031,248
100,000,000	United States Treasury bonds 5.250%, 11-15-28	113,781,246
100,000,000	United States Treasury bonds 4.500%, 02-15-36	104,421,881
25,000,000	United States Treasury notes 3.125%, 11-30-09	25,059,095
25,000,000	United States Treasury notes 3.250%, 12-31-09	25,121,595
50,000,000	United States Treasury notes 2.000%, 02-28-10	50,298,827
50,000,000	United States Treasury notes 1.750%, 03-31-10	50,322,263
50,000,000	United States Treasury notes 2.125%, 04-30-10	50,478,515
50,000,000	United States Treasury notes 2.625%, 05-31-10	50,697,265
50,000,000	United States Treasury notes 2.875%, 06-30-10	50,861,328
50,000,000	United States Treasury notes 4.125%, 08-15-10	51,486,328
25,000,000	United States Treasury notes 4.250%, 10-15-10	25,918,946
25,000,000	United States Treasury notes 2.500%, 03-31-13	25,730,469
25,000,000	United States Treasury notes 4.250%, 11-15-13	27,304,688
25,000,000	United States Treasury notes 1.875%, 04-30-14	24,734,375
25,000,000	United States Treasury notes 4.250%, 11-15-14	27,304,687
50,000,000	United States Treasury bills .008%, 11-12-09 (c)	49,999,861
50,000,000	United States Treasury bills .004%, 11-19-09 (c)	49,999,896
50,000,000	United States Treasury bills .030%, 12-24-09 (c)	49,997,750
50,000,000	United States Treasury bills .052%, 08-18-10 (c)	49,992,203

		$1,439,675,276

	REPURCHASE AGREEMENT — .66% of Total Net Assets
29,445,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 10-30-09, .010%, maturing 11-02-09, maturity value $29,445,016 (d)	$29,445,000

		$29,445,000

	Total Dollar Assets (identified cost $1,494,630,273)	$1,530,969,125

	Total Portfolio — 99.06% of total net assets (identified cost $4,174,338,347) (e)	$4,397,215,002
	Other assets, less liabilities (.94% of total net assets)	41,884,284

	Net assets applicable to outstanding shares	$4,439,099,286

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2009.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 93.35% of Total Net Assets
$10,000,000	United States Treasury notes 3.125%, 11-30-09	$10,023,638
10,000,000	United States Treasury notes 3.250%, 12-31-09	10,048,638
10,000,000	United States Treasury notes 2.125%, 01-31-10	10,048,828
11,000,000	United States Treasury notes 2.000%, 02-28-10	11,065,742
8,000,000	United States Treasury notes 1.750%, 03-31-10	8,051,562

	Total Portfolio — 93.35% of total net assets (identified cost $49,242,058) (a)	$49,238,408
	Other assets, less liabilities (6.65% of total net assets)	3,506,342

	Net assets applicable to outstanding shares	$52,744,750

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 99.18% of Total Net Assets

	AEROSPACE — 2.68% of Total Net Assets
$544,000	7.500% Honeywell International, Inc., 03-01-10	$556,958

		$556,958

	CHEMICALS — 7.60% of Total Net Assets
750,000	4.125% Air Products & Chemicals, Inc.,12-01-10	$770,733
750,000	6.875% Ecolab, Inc., 02-01-11	804,794

		$1,575,527

	COSMETICS & TOILETRIES — 2.42% of Total Net Assets
500,000	7.150% Avon Products, Inc., 11-15-09	$501,055

		$501,055

	COMPUTERS & DATA PROCESSING — 6.54% of Total Net Assets
786,000	5.250% Cisco Systems, Inc., 02-22-11	$831,105
500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	525,221

		$1,356,326

	ELECTRIC UTILITIES — 6.28% of Total Net Assets
750,000	6.550% Chugach Electric Association, Inc., 03-15-11	$792,642
500,000	8.000% NSTAR, 02-15-10	509,884

		$1,302,526

	ENTERTAINMENT & LEISURE — 2.50% of Total Net Assets
500,000	6.800% Disney (Walt) Company, 06-28-10	$517,951

		$517,951

	FINANCIAL SERVICES — 13.07% of Total Net Assets
500,000	5.400% Boeing Capital Corporation, 11-30-09	$501,874
750,000	6.125% General Electric Capital Corporation, 02-22-11	795,348
375,000	7.375% Heller Financial, Inc., 11-01-09	374,991
1,000,000	5.050% Morgan Stanley, 01-21-11	1,039,332

		$2,711,545

	FOOD PRODUCTS & PROCESSING— 6.96% of Total Net Assets
600,000	6.750% Campbell Soup Company, 02-15-11	$643,836
750,000	5.625% PepsiAmericas, Inc., 05-31-11	801,031

		$1,444,867

	GAS UTILITIES — 7.65% of Total Net Assets
750,000	6.625% Northern Illinois Gas Company, 02-01-11	$791,449
750,000	7.450% Northwest Natural Gas Company, 12-10-10	796,153

		$1,587,602

	INSURANCE — 2.43% of Total Net Assets
500,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	$503,850

		$503,850

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Principal Amount		Market Value

	MANUFACTURING — 4.91% of Total Net Assets
$500,000	5.000% Stanley Works, 03-15-10	$508,857
500,000	4.375% United Technologies Corporation, 05-01-10	510,456

		$1,019,313

	OIL & GAS — 7.56% of Total Net Assets
500,000	5.500% Halliburton Company, 10-15-10	$523,705
1,000,000	8.750% Phillips Petroleum Company, 05-25-10	1,044,481

		$1,568,186

	PHARMACEUTICALS — 11.27% of Total Net Assets
1,000,000	6.950% American Home Products Corporation, 03-15-11	$1,074,797
500,000	4.000% Amgen, Inc., 11-18-09	500,735
750,000	1.875% Merck & Company, Inc., 06-30-11	761,718

		$2,337,250

	REAL ESTATE INVESTMENT TRUSTS — 3.08% of Total Net Assets
600,000	8.500% Arden Realty Limited Partnership, 11-15-10	$638,935

		$638,935

	RESTAURANTS — 3.34% of Total Net Assets
650,000	6.000% McDonald’s Corporation, 04-15-11	$692,320

		$692,320

	RETAIL — 2.43% of Total Net Assets
500,000	4.000% Wal-Mart Stores, Inc., 01-15-10	$503,205

		$503,205

	TELECOMMUNICATIONS — 8.46% of Total Net Assets
1,000,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$1,082,471
630,000	7.250% Verizon Global Funding Corporation, 12-01-10	671,501

		$1,753,972

	Total Portfolio — 99.18% of total net assets (identified cost $20,364,350) (a)	$20,571,388
	Other assets, less liabilities (.82% of total net assets)	170,957

	Net assets applicable to outstanding shares	$20,742,345

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 98.84% of Total Net Assets

	CHEMICALS — 6.19% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$617,040
50,000	Chemtura Corporation (a)	48,000
10,000	Mosaic Company	467,300

		$1,132,340

	COMPUTER SOFTWARE — 6.57% of Total Net Assets
20,000	Autodesk, Inc. (a)	$498,600
40,000	Symantec Corporation (a)	703,200

		$1,201,800

	CONSTRUCTION — 3.24% of Total Net Assets
5,000	Fluor Corporation	$222,100
20,000	Ryland Group, Inc.	371,000

		$593,100

	DATA PROCESSING — 7.89% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$494,800
20,000	Hewlett-Packard Company	949,200

		$1,444,000

	ELECTRICAL & ELECTRONICS — 6.30% of Total Net Assets
40,000	Intel Corporation	$764,400
25,000	National Semiconductor Corporation	323,500
10,000	Sanmina SCI Corporation (a)	64,200

		$1,152,100

	ENTERTAINMENT & LEISURE — 6.87% of Total Net Assets
20,000	Disney (Walt) Company	$547,400
15,000	Viacom, Inc. Class A (a)	437,700
5,000	Wynn Resorts, Ltd. (a)	271,100

		$1,256,200

	FINANCIAL SERVICES — 13.20% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$533,200
35,000	Janus Capital Group, Inc.	459,200
15,000	Morgan Stanley	481,800
30,000	Schwab (Charles) Corporation	520,200
10,000	State Street Corporation	419,800

		$2,414,200

	MANUFACTURING — 11.29% of Total Net Assets
15,000	Harley-Davidson, Inc.	$373,800
15,000	Illinois Tool Works, Inc.	688,800
25,000	Mattel, Inc.	473,250
10,000	Parker-Hannifin Corporation	529,600

		$2,065,450

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2009
(Unaudited)

Number of Shares		Market Value

	OIL & GAS — 4.26% of Total Net Assets
30,000	Frontier Oil Corporation	$415,800
70,000	Parker Drilling Company (a)	364,000

		$779,800

	PHARMACEUTICALS — 11.13% of Total Net Assets
12,000	Amgen, Inc. (a)	$644,760
10,000	Celgene Corporation (a)	510,500
9,000	Genzyme Corporation (a)	455,400
10,000	Gilead Sciences, Inc. (a)	425,500

		$2,036,160

	RETAIL — 4.65% of Total Net Assets
10,000	Costco Wholesale Corporation	$568,500
15,000	Williams-Sonoma, Inc.	281,700

		$850,200

	TELECOMMUNICATIONS — 4.79% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$255,100
15,000	Qualcomm, Inc.	621,150

		$876,250

	TRANSPORTATION — 7.06% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$201,810
10,000	FedEx Corporation	726,900
15,000	Kansas City Southern (a)	363,450

		$1,292,160

	MISCELLANEOUS — 5.40% of Total Net Assets
7,000	Lockheed Martin Corporation	$481,530
10,000	Nucor Corporation	398,500
7,000	Temple-Inland, Inc.	108,150

		$988,180

	Total Aggressive Growth Stocks (identified cost $11,995,176)	$18,081,940

Principal Amount

	REPURCHASE AGREEMENT — 1.09% of Total Net Assets
$200,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 10-30-09, .010%, maturing 11-02-09, maturity value $200,000 (b)	$200,000

	Total Repurchase Agreement (identified cost $200,000)	$200,000

	Total Portfolio — 99.93% of total net assets (identified cost $12,195,176) (c)	$18,281,940
	Other assets, less liabilities (.07% of total net assets)	12,128

	Net assets applicable to outstanding shares	$18,294,068

	Notes:
	(a) Non-income producing.
	(b) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2009.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2009
(Unaudited)

Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which governs the application of generally accepted accounting principles that require “fair value” measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the sale of that investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to assumptions market participants would use in pricing an asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in inputs to that valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are developed based on the best information available in the circumstances and reflect the reporting entity’s own assumptions regarding the assumptions market participants may or could be expected to use in pricing an asset or liability.
Various inputs were used in determining the value of the Fund’s investments during the quarter ended October 31, 2009. These inputs are summarized in the following three broad levels:
Level 1 — Quoted prices in active markets for identical assets
The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.
Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar liabilities.
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2009
(Unaudited)

contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.
The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$867,153,460	$—	$—	$867,153,460
Silver assets	208,638,043	—	—	208,638,043
Swiss franc assets	13,137,863	414,453,015	—	427,590,878
Stocks of United States and foreign real estate and natural resource companies	699,919,496	—	—	699,919,496
Aggressive growth stock investments	662,944,000	—	—	662,944,000
Dollar assets:
Corporate bonds	—	61,848,849	—	61,848,849
United States Treasury securities	1,439,675,276	—	—	1,439,675,276
Repurchase agreements	—	29,445,000	—	29,445,000

Total Portfolio	$3,891,468,138	$505,746,864	$—	$4,397,215,002

	88.50%	11.50%	—%	100.00%
Treasury Bill Portfolio
United States Treasury securities	$49,238,408	$—	$—	$49,238,408

Total Portfolio	$49,238,408	$—	$—	$49,238,408

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds	$—	$20,571,388	$—	$20,571,388

Total Portfolio	$—	$20,571,388	$—	$20,571,388

	—%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments	$18,081,940	$—	$—	$18,081,940
Repurchase agreements	—	200,000	—	200,000

Total Portfolio	$18,081,940	$200,000	$—	$18,281,940

	98.91%	1.09%	—%	100.00%

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INVESTMENT ADVISER
Pacific Heights Asset Management, LLC
600 Montgomery Street
San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201
(for overnight delivery services,
615 East Michigan Street
Milwaukee, Wisconsin 53202)
(800) 341-8900

SHAREHOLDER SERVICES OFFICE
130 South Brune Street
Bartlett, Texas 76511
(254) 527-3102
(800) 531-5142 Nationwide
www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS
OCTOBER 31, 2009

12/09